ROPES & GRAY LLP
ONE INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS 02110
August 27, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: Highland Funds I (File Nos. 333-132400 and 811-21866)
Ladies and Gentlemen:
     Transmitted herewith for filing by means of electronic submission on behalf of Highland Funds I (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 22 to the Highland Funds I Registration Statement under the Securities Act and Amendment No. 25 to the Highland Funds I Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 22/25”) for Highland All Cap Equity Value Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each a series of the Registrant (collectively, the “Funds”), including: (i) the Class A and C Shares Prospectus for the Funds; (ii) the Class I Shares Prospectus for Highland All Cap Equity Value Fund; (iii) the Class Z Shares Prospectus for the Funds; (iv) the Statement of Additional Information for the Funds; (v) the signature page; and (vi) exhibits. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.
     This Amendment No. 22/25 is being filed in connection with the Registrant’s annual update. As has been designated on the facing sheet, it is intended that this Amendment No. 22/25 become effective sixty days after filing pursuant to paragraph (a) of Rule 485 under the Securities Act.
     Please direct any questions regarding the enclosed materials to the undersigned at 617-951-7375.
Sincerely,
/s/ Sarah Clinton
Sarah Clinton

cc:	M. Jason Blackburn, Highland Capital Management, L.P. Elizabeth J. Reza, Esq.